LEASE OBLIGATIONS - Maturities of finance leases liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASE OBLIGATIONS
2023 / 2022	€ 234	€ 358
2024 / 2023	149	215
2025 / 2024	102	124
2026 / 2025	63	75
2027 / 2026	12	46
2028 / 2027 and thereafter	6	7
Total undiscounted minimum lease payments	566	825
Less: amount representing interest	(17)	(55)
Present value of minimum lease payments	548	770
Less: current portion	(224)	(340)
Long-term portion	€ 324	€ 430